Lease	12 Months Ended
Jun. 30, 2024
Lease [Abstract]
LEASE

NOTE 9 – LEASE

The Company has operating leases as the lessee for certain offices.

The Company’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have remaining lease terms of up to three years without option to extend the lease. The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations. The Company’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for property management fee. Consideration for lease and non-lease components are allocated on a relative standalone selling price basis.

Operating leases as Lessee

The operating lease cost was $1,514,162 and $1,070,385 for the year ended June 30, 2024 and 2023, respectively.

	As of and for the year ended June 30,
	2024	2023
Other information
Cash paid for operating leases	1,181,396	1,101,526
ROU assets obtained in exchange for new operating lease liabilities	3,553,256	815,324
Weighted-average remaining lease term (in years):
Operating leases	2.25	1.21
Weighted-average discount rate:
Operating leases	5.10%	5.54%

For the year ended June 30, 2024, total operating lease expenses of $578,756, $651,526, $259,930, $23,950 were recorded in cost of revenue, general and administrative expenses, selling expenses and research and development expenses, respectively.

For the year ended June 30, 2023, total operating lease expenses of $783,669, $263,775, $55,082 were recorded in general and administrative expenses, selling expenses and research and development expenses, respectively.

Future minimum lease payments for operating leases as of June 30, 2024, are as follows:

Operating Leases
2025	1,709,211
2026	1,067,162
2027	442,176
Total minimum lease payments	3,218,549
Less: imputed interest	(218,378)
Total lease liability balance	3,000,171

Minimum payments related to leases not yet commenced as of June 30, 2024	264,637